Goodwill (Tables)	11 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in goodwill

	Discuva Limited £000	MuOx Limited £000	Total £000
Cost
At February 1, 2019	1,814	664	2,478
At December 31, 2019	1,814	664	2,478
Accumulated impairment
At February 1, 2019	—	(664)	(664)
At December 31, 2019	—	(664)	(664)
Net book amount
At February 1, 2019	1,814	—	1,814
At December 31, 2019	1,814	—	1,814

	Discuva Limited £000	MuOx Limited £000	Total £000
Cost
At February 1, 2018	1,814	664	2,478
At January 31, 2019	1,814	664	2,478
Accumulated impairment
At February 1, 2018	—	—	—
Impairment	—	(664)	(664)
At January 31, 2019	—	(664)	(664)
Net book amount
At February 1, 2018	1,814	664	2,478
At January 31, 2019	1,814	—	1,814